Product Warranties - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Warranty Liability [Line Items]
Standard product warranty accrual	$ 38,375,000		$ 38,375,000		$ 42,256,000	$ 47,678,000	$ 53,296,000
Cost of revenue
Product Warranty Liability [Line Items]
Charge to cost of revenues for adjustments to the warranty liability	300,000	$ 400,000	1,200,000	$ 1,200,000
Accrued Expenses and Other Current Liabilities
Product Warranty Liability [Line Items]
Standard product warranty accrual	6,400,000		$ 6,400,000		$ 6,100,000	5,500,000
IGU
Product Warranty Liability [Line Items]
Standard product warranty term			10 years		10 years
Standard product warranty accrual					$ 5,100,000	2,700,000	$ 0
IGU | Accrued Expenses and Other Current Liabilities
Product Warranty Liability [Line Items]
Standard product warranty accrual	$ 32,000,000		$ 32,000,000		$ 36,200,000	$ 42,100,000
IGUS With Sloped Or Laminated Glass | Minimum
Product Warranty Liability [Line Items]
Standard product warranty term			5 years		5 years
IGUS With Sloped Or Laminated Glass | Maximum
Product Warranty Liability [Line Items]
Standard product warranty term			10 years		10 years
Control System Associated With The Sale Of IGUS
Product Warranty Liability [Line Items]
Standard product warranty term			5 years		5 years